Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Summary of Significant Components of Current and Deferred Income Tax Recovery (Expense)

Significant components of current and deferred income tax recovery (expense) are as follows:

	Years ended December 31,
	2020	2019
	$	$
Current income tax (expense) recovery	(395)	188
Deferred tax:
Origination and reversal of temporary differences	1,509	2,755
Change in unrecognized tax assets	(1,509)	(2,755)
Total income tax (expense) recovery	(395)	188

Summary of Reconciliation of Combined Canadian Federal and Provincial Income Tax Rate to Income Tax Expense

The reconciliation of the combined Canadian federal and provincial income tax rate to the income tax expense is provided below:

	Years ended December 31,
	2020	2019
Combined Canadian federal and provincial statutory income	26.5%	26.5%

	Years ended December 31,
	2020	2019
	$	$
Income tax recovery based on combined statutory income tax rate	1,252	1,615
Change in unrecognized tax assets	(1,721)	(3,160)
Change in unrecognized tax assets related to OCI	(151)	340
Change in unrecognized tax assets related to equity	363	—
Share issuance costs	—	65
Permanent difference attributable to the use of local currency for tax reporting	—	35
Change in enacted rates used	—	(27)
Impact of expiring tax credits	(481)	—
Permanent difference attributable to net change in fair value of warrant liability	304	1,197
Share-based compensation costs	(16)	(210)
Difference in statutory income tax rate of foreign subsidiaries	99	321
Uncertain tax position	(123)	—
Other	79	12
	(395)	188

Summary of (Loss) Income Before Income Taxes

(Loss) income before income taxes is attributable to the Company’s tax jurisdictions as follows:

	Years ended December 31,
	2020	2019
	$	$
Germany	(2,042)	(6,010)
Canada	(2,463)	812
United States	(218)	(1,032)
	(4,723)	(6,230)

Summary of Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019
	$	$
Deferred tax assets
Non-current:
Operating losses carried forward	46	691
Intangible assets	1,318	2,639
	1,364	3,330
Deferred tax liabilities
Current:
Restricted cash	—	52
Payables and accrued liabilities	126	—
	126	52
Non-current:
Property, plant and equipment	49	184
Deferred revenues	1,073	3,047
Other	116	47
	1,238	3,278
	1,364	3,330
Deferred tax assets (liabilities), net	—	—

Summary of Significant Components of Unrecognized Deferred Tax Assets

Significant components of unrecognized deferred tax assets are as follows:

	December 31,
	2020	2019
	$	$
Deferred tax assets
Current:
Deferred revenues and other provisions	1,494	550
	1,494	550
Non-current:
Operating losses carried forward	89,144	83,699
SR&ED Pool	9,138	9,138
Unused tax credits	4,668	5,149
Employee future benefits	2,570	2,303
Property, plant and equipment	495	480
Intangible assets	541	—
Share issuance expenses	623	342
Other	—	272
	107,179	101,383
Unrecognized deferred tax assets	108,673	101,933

Disclosure of Tax Attributes to be Deferred

As at December 31, 2020, amounts and expiry dates of tax attributes to be deferred for which no deferred tax asset was recognized were as follows:

	Canada
	Federal	Provincial
	$	$
2028	7,880	6,494
2029	4,791	4,773
2030	4,104	4,089
2031	1,753	1,737
2032	4,250	4,250
2033	3,721	3,721
2034	4,153	4,153
2035	10,418	10,452
2036	10,592	10,592
2037	7,343	7,343
2038	6,557	6,557
2039	3,501	3,580
2040	3,808	3,808

Summary of Disclosure of Federal Tax Losses
United States
$
2028	369
2029	178
2034	151
2035	447
2036	195
2037	709
2038	1,224
2039	771
2040	515
4,559